Payden Global Fixed Income Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (104%)
Australia (AUD) (1%)
550,000	Australia Government Bond, 2.75%, 6/21/35(a)(b)	$479
1,700,000	Australia Government Bond, 3.25%, 4/21/25(a)(b)	1,377

		1,856

Australia (USD) (0%)
520,000	APT Pipelines Ltd. 144A, 4.20%, 3/23/25(c)	575

Austria (EUR) (1%)
200,000	ams AG 144A, 6.00%, 7/31/25(b)(c)	239
120,000	Republic of Austria Government Bond 144A, 1.65%, 10/21/24(a)(b)(c)	155
120,000	Republic of Austria Government Bond 144A, 2.40%, 5/23/34(a)(b)(c)	191
90,000	Republic of Austria Government Bond 144A, 3.15%, 6/20/44(a)(b)(c)	184

		769

Belarus (USD) (0%)
300,000	Republic of Belarus Ministry of Finance 144A, 5.88%, 2/24/26(c)	292

Belgium (EUR) (1%)
100,000	Kingdom of Belgium Government Bond 144A, 0.80%, 6/22/25(a)(b)(c)	126
300,000	Kingdom of Belgium Government Bond 144A, 1.00%, 6/22/31(a)(b)(c)	398
210,000	Kingdom of Belgium Government Bond 144A, 1.60%, 6/22/47(a)(b)(c)	319

		843

Canada (CAD) (2%)
880,000	Canadian Government Bond, 3.50%, 12/01/45(b)	1,049
200,000	Canadian Government Bond, 5.00%, 6/01/37(b)	250
900,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29(b)(c)	715
400,000	Municipal Finance Authority of British Columbia, 2.55%, 10/09/29(b)	335
500,000	OMERS Finance Trust 144A, 2.60%, 5/14/29(b)(c)	407

		2,756

Canada (EUR) (0%)
400,000	Canadian Imperial Bank of Commerce, 0.38%, 5/03/24(a)(b)	471

Canada (USD) (1%)
360,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25(c)	369
300,000	Magna International Inc., 2.45%, 6/15/30	319
405,000	Manulife Financial Corp., (USD ICE Swap Rate 11:00 am NY 5Y + 1.647%), 4.06%, 2/24/32(d)	433

		1,121

Cayman Islands (USD) (7%)
250,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.72%, 7/18/27(c)(d)	232
350,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 5/15/37(c)(d)	336
540,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 3.06%, 4/22/27(c)(d)	486

Principal or Shares	Security Description	Value (000)

711,947	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 1.07%, 1/20/28(c)(d)	$705
525,000	BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.28%, 8/15/36(c)(d)	512
395,316	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%), 1.20%, 7/18/27(c)(d)	391
500,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.650%), 1.83%, 2/16/37(c)(d)	470
200,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.950%), 2.13%, 2/16/37(c)(d)	187
400,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.250%), 1.44%, 8/20/35(c)(d)	391
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.48%, 2/22/36(c)(d)	492
678,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 9/15/28(c)(d)	634
250,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%), 3.57%, 1/20/30(c)(d)	236
400,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.25%, 8/15/28(c)(d)	393
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.62%, 8/15/28(c)(d)	232
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.28%, 6/15/36(c)(d)	297
400,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 5/15/36(c)(d)	389
366,472	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.33%, 6/15/28(c)(d)	362
350,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.14%, 4/26/31(c)(d)	320
280,000	OCP CLO 2020-18 Ltd. 144A, (3 mo. LIBOR USD + 1.800%), 2.05%, 4/20/30(c)(d)	280
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.87%, 4/30/27(c)(d)	291
450,000	Palmer Square CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.29%, 4/20/29(c)(d)	451
688,916	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 1.18%, 2/20/28(c)(d)	683
300,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 1.60%, 4/14/36(c)(d)	290
475,000	Pikes Peak CLO 6 144A, (3 mo. LIBOR USD + 1.900%), 2.30%, 8/18/30(c)(d)	475
200,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.77%, 7/15/38(c)(d)	194
300,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50(c)	336
200,000	Tencent Holdings Ltd. 144A, 3.29%, 6/03/60(c)	230
300,000	Voya CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 2.350%), 2.62%, 1/18/29(c)(d)	259
525,000	Weibo Corp., 3.38%, 7/08/30	549

		11,103

Colombia (USD) (1%)
650,000	Oleoducto Central SA 144A, 4.00%, 7/14/27(c)	673

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Denmark (DKK) (0%)
650,000	Denmark Government Bond, 4.50%, 11/15/39(b)	$196

Dominica Republic (USD) (1%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(c)	208
500,000	Dominican Republic International Bond, 7.50%, 5/06/21(a)	519

		727

Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)(b)(c)	252

France (EUR) (4%)
275,000	Altice France SA 144A, 2.13%, 2/15/25(b)(c)	311
500,000	Credit Mutuel Arkea SA, 1.63%, 4/15/26(a)(b)	626
200,000	Crown European Holdings SA, 2.88%, 2/01/26(a)(b)	245
1,100,000	French Republic Government Bond OAT, 0.75%, 11/25/28(a)(b)	1,416
550,000	French Republic Government Bond OAT 144A, 1.25%, 5/25/36(a)(b)(c)	768
1,120,000	French Republic Government Bond OAT, 1.75%, 11/25/24(a)(b)	1,456
150,000	French Republic Government Bond OAT 144A, 2.00%, 5/25/48(a)(b)(c)	251
390,000	French Republic Government Bond OAT, 3.25%, 5/25/45(a)(b)	777
500,000	Terega SASU, 0.63%, 2/27/28(a)(b)	559

		6,409

France (USD) (1%)
400,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26(c)(d)	417
400,000	BPCE SA 144A, 2.38%, 1/14/25(c)	419
400,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate Index + 1.676%), 1.91%, 6/16/26(c)(d)	412

		1,248

Germany (EUR) (2%)
170,000	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 8/15/26(a)(b)(e)	209
750,000	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48(a)(b)	1,234
60,000	Bundesrepublik Deutschland Bundesanleihe, 3.25%, 7/04/42(a)(b)	127
450,000	Bundesrepublik Deutschland Bundesanleihe, 4.00%, 1/04/37(a)(b)	923

		2,493

Guatemala (USD) (0%)
300,000	Guatemala Government Bond 144A, 5.38%, 4/24/32(c)	345

Iceland (EUR) (0%)
100,000	Landsbankinn HF, 1.63%, 3/15/21(a)(b)	119

India (USD) (1%)
665,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22(c)	641

Principal or Shares	Security Description	Value (000)
Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(b)(c)	$398

Indonesia (USD) (1%)
400,000	Indonesia Asahan Aluminium Persero PT 144A, 5.45%, 5/15/30(c)	475
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(c)	223
300,000	Pertamina Persero PT 144A, 3.10%, 8/27/30(c)	312
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(c)	347

		1,357

Ireland (EUR) (4%)
650,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.700%), 1.70%, 10/15/31(b)(c)(d)	751
500,000	CIFC European Funding CLO II DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33(b)(c)(d)	588
500,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32(b)(c)(d)	582
250,000	Ireland Government Bond, 1.10%, 5/15/29(a)(b)	329
100,000	Ireland Government Bond, 3.40%, 3/18/24(a)(b)	135
400,000	Man GLG Euro CLO 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 10/15/32(b)(c)(d)	468
250,000	Montmartre Euro CLO 2020-2 DAC 144A, (3 mo. EURIBOR + 1.590%), 1.59%, 7/15/33(b)(c)(d)	295
750,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32(b)(c)(d)	877
350,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR + 1.450%), 1.45%, 7/20/31(b)(c)(d)	419
400,000	Sound Point Euro CLO III Funding DAC 144A, (3 mo. EURIBOR + 0.950%), 0.95%, 4/15/33(b)(c)(d)	467
325,000	St Paul’s CLO IX DAC, (3 mo. EURIBOR + 0.820%), 0.82%, 11/15/30(a)(b)(d)	378
550,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%, 4/15/33(b)(c)(d)	623
300,000	Voya Euro CLO III DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33(b)(c)(d)	349

		6,261

Ireland (USD) (0%)
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(c)	538

Israel (USD) (0%)
200,000	Israel Government International Bond, 3.88%, 7/03/50	250

Italy (EUR) (2%)
1,090,000	Italy Buoni Poliennali Del Tesoro 144A, 1.65%, 12/01/30(a)(b)(c)	1,356
900,000	Italy Buoni Poliennali Del Tesoro 144A, 1.85%, 7/01/25(a)(b)(c)	1,129
850,000	Italy Buoni Poliennali Del Tesoro 144A, 2.95%, 9/01/38(a)(b)(c)	1,212

		3,697

Italy (USD) (0%)
350,000	UniCredit SpA 144A, 6.57%, 1/14/22(c)	372

2

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
Japan (EUR) (0%)
300,000	Takeda Pharmaceutical Co. Ltd., 2.00%, 7/09/40(b)	$376

Japan (JPY) (14%)
337,400,000	Japan Government Ten Year Bond, 0.30%, 12/20/25(b)	3,260
465,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23(b)	4,525
85,000,000	Japan Government Thirty Year Bond, 0.80%, 3/20/48(b)	865
192,800,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45(b)	2,227
28,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40(b)	348
40,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39(b)	506
140,000,000	Japan Government Thirty Year Bond, 2.30%, 3/20/39(b)	1,786
354,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33(b)	4,016
395,000,000	Japan Government Twenty Year Bond, 2.10%, 6/20/28(b)	4,383

		21,916

Kazakhstan (EUR) (0%)
300,000	Kazakhstan Government International Bond, 1.55%, 11/09/23(a)(b)	362

Kenya (USD) (0%)
200,000	Kenya Government International Bond, 6.88%, 6/24/24(a)	204

Luxembourg (EUR) (1%)
600,000	Becton Dickinson Euro Finance Sarl, 1.21%, 6/04/26(b)	722

Malaysia (MYR) (0%)
1,700,000	Malaysia Government Bond, 3.50%, 5/31/27(b)	433

Mexico (MXN) (1%)
11,660,000	Mexican Bonos, 5.75%, 3/05/26(b)	539
5,500,000	Mexican Bonos, 6.50%, 6/10/21(b)	251

		790

Mexico (USD) (1%)
400,000	Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	449
400,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31(c)	345
320,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27(c)	306

		1,100

Netherlands (EUR) (2%)
325,000	Dryden 39 Euro CLO 2015 BV, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31(a)(b)(d)	379
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)(b)(c)	377
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)(b)(c)	162
230,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)(b)(c)	463
100,000	Prosus NV 144A, 1.54%, 8/03/28(b)(c)	119
100,000	Prosus NV 144A, 2.03%, 8/03/32(b)(c)	119
400,000	Q-Park Holding I BV 144A, 2.00%, 3/01/27(b)(c)	439

Principal or Shares	Security Description	Value (000)

220,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(a)(b)	$233
110,000	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 3/01/25(b)	131

		2,422

Netherlands (GBP) (0%)
400,000	ING Groep NV, 3.00%, 2/18/26(a)(b)	573

Netherlands (USD) (1%)
700,000	Enel Finance International NV 144A, 4.63%, 9/14/25(c)	810
200,000	Lukoil Securities BV 144A, 3.88%, 5/06/30(c)	212
200,000	Prosus NV 144A, 3.68%, 1/21/30(c)	215
320,000	Prosus NV 144A, 4.03%, 8/03/50(c)	335
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	249

		1,821

Nigeria (USD) (0%)
400,000	Nigeria Government International Bond, 6.75%, 1/28/21(a)	407

Panama (USD) (0%)
300,000	Panama Government International Bond,
	4.50%, 4/01/56	407

Paraguay (USD) (0%)
300,000	Paraguay Government International Bond 144A, 4.95%, 4/28/31(c)	352

Peru (USD) (0%)
200,000	Banco de Credito del Peru 144A, 2.70%, 1/11/25(c)	205
387,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26(c)	398

		603

Poland (PLN) (0%)
410,000	Republic of Poland Government Bond, 2.75%, 10/25/29(b)	125
500,000	Republic of Poland Government Bond, 5.25%, 10/25/20(b)	135

		260

Qatar (USD) (0%)
400,000	Qatar Government International Bond 144A, 4.00%, 3/14/29(c)	475

Russian Federation (RUB) (0%)
14,880,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27(b)	231

Russian Federation (USD) (0%)
400,000	Russian Foreign Bond - Eurobond, 5.63%, 4/04/42(a)	548

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(c)	305

Serbia (EUR) (0%)
450,000	Serbia International Bond 144A, 3.13%, 5/15/27(b)(c)	565

Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27(b)	241

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Spain (EUR) (2%)
540,000	Spain Government Bond 144A, 0.80%, 7/30/27(a)(b)(c)	$671
850,000	Spain Government Bond 144A, 1.25%, 10/31/30(a)(b)(c)	1,094
320,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)(b)(c)	538
515,000	Spain Letras Del Tesoro, 0.01%, 5/07/21(b)(e)	609
500,000	Telefonica Emisiones SA, 1.53%, 1/17/25(a)(b)	626

		3,538

Sri Lanka (USD) (0%)
300,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22(c)	257

Sweden (SEK) (0%)
2,900,000	Sweden Government Bond, 1.00%, 11/12/26(a)(b)	356

Switzerland (CHF) (1%)
550,000	Swiss Confederation Government Bond, 0.50%, 5/27/30(a)(b)	666

Switzerland (USD) (1%)
395,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25(c)(d)	415
200,000	UBS AG 144A, 1.75%, 4/21/22(c)	204

		619

Thailand (THB) (0%)
15,100,000	Thailand Government Bond, 1.60%, 12/17/29(b)	502

Ukraine (USD) (0%)
320,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33(c)	310

United Arab Emirates (USD) (0%)
300,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39(c)	338

United Kingdom (EUR) (1%)
400,000	Experian Finance PLC, 1.38%, 6/25/26(a)(b)	492
500,000	Nationwide Building Society, (5 yr. Euro Swap + 1.500%), 2.00%, 7/25/29(a)(b)(d)	603

		1,095

United Kingdom (GBP) (5%)
350,000	Barclays PLC, 3.00%, 5/08/26(a)(b)	489
310,000	HSBC Bank PLC, (3 mo. LIBOR GBP + 1.500%), 5.38%, 11/04/30(b)(d)	473
250,000	Legal & General Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 3.170%), 5.50%, 6/27/64(a)(b)(d)	395
350,000	Lloyds Banking Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 4.607%), 5.13%,(b)(d)(f)	431
300,000	Natwest Group PLC, (1 yr. GBP interest rate swap + 1.490%), 2.88%, 9/19/26(a)(b)(d)	417
411,407	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 1.06%, 8/20/56(b)(c)(d)	539
340,000	United Kingdom Gilt, 4.25%, 12/07/55(a)(b)	966
260,000	United Kingdom Gilt, 4.25%, 12/07/55(a)(b)	739
910,000	United Kingdom Gilt, 4.75%, 12/07/38(a)(b)	2,085
420,000	United Kingdom Gilt, 5.00%, 3/07/25(a)(b)	680

		7,214

Principal or Shares	Security Description	Value (000)
United States (EUR) (3%)
750,000	AbbVie Inc. 144A, 1.25%, 6/01/24(b)(c)	$915
350,000	AT&T Inc., 1.80%, 9/14/39(b)	410
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(b)(c)	546
500,000	Chubb INA Holdings Inc., 0.88%, 12/15/29(b)	601
450,000	Comcast Corp., 0.25%, 5/20/27(b)	535
200,000	Comcast Corp., 0.75%, 2/20/32(b)	240
200,000	Comcast Corp., 1.25%, 2/20/40(b)	242
200,000	Equinix Inc., 2.88%, 10/01/25(b)	240
100,000	Fidelity National Information Services Inc., 0.75%, 5/21/23(b)	120
400,000	General Motors Financial Co. Inc., 0.96%, 9/07/23(a)(b)	462
250,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26(b)	301
400,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24(b)(d)	476
200,000	Standard Industries Inc. 144A, 2.25%, 11/21/26(b)(c)	229

		5,317

United States (USD) (41%)
250,000	AbbVie Inc. 144A, 4.25%, 11/21/49(c)	320
400,000	Air Products and Chemicals Inc., 2.05%, 5/15/30	430
400,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29(c)	442
600,000	Ameren Corp., 3.50%, 1/15/31	695
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	426
450,000	American Water Capital Corp., 2.80%, 5/01/30	509
260,000	Arbys Funding LLC 144A, 3.24%, 7/30/50(c)	265
350,000	Ares Capital Corp., 3.63%, 1/19/22	360
500,000	AT&T Inc., 3.30%, 2/01/52	520
400,000	AT&T Inc., 4.35%, 3/01/29	478
350,000	Bank of America Corp., (3 mo. LIBOR USD + 1.210%), 3.97%, 2/07/30(d)	412
200,000	BlackRock Inc., 1.90%, 1/28/31	213
400,000	Boston Properties LP, 2.90%, 3/15/30	429
252,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.700%), 1.87%, 11/15/35(c)(d)	251
280,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 1.97%, 11/15/35(c)(d)	277
711,973	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 2.47%, 10/15/36(c)(d)	697
199,817	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 2.17%, 12/15/36(c)(d)	195
2,308,177	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52(g)	175
480,000	CarMax Auto Owner Trust 2020-2, 1.75%, 1/17/23	485
293,691	CARS-DB4 LP 144A, 3.25%, 2/15/50(c)	298
350,000	CARS-DB4 LP 144A, 4.17%, 2/15/50(c)	345
285,000	Centene Corp., 3.38%, 2/15/30	302
220,000	Centene Corp., 4.25%, 12/15/27	234

4

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

300,000	CenterPoint Energy Inc., 3.70%, 9/01/49	$357
298,711	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 6/15/34(c)(d)	269
150,000	Cheniere Energy Partners LP, 4.50%, 10/01/29	159
225,000	Choice Hotels International Inc., 3.70%, 1/15/31	235
385,000	Cigna Corp., 4.38%, 10/15/28	467
300,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25(d)	285
480,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26(c)	470
100,000	Comcast Corp., 3.75%, 4/01/40	125
670,752	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 11/25/39(c)(d)	608
200,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 1/25/40(c)(d)	192
150,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 3.000%), 3.17%, 1/25/40(c)(d)	109
400,000	CVS Health Corp., 4.30%, 3/25/28	476
486,795	DB Master Finance LLC 144A, 4.03%, 11/20/47(c)	517
400,000	Dell International LLC/EMC Corp. 144A, 6.10%, 7/15/27(c)	474
175,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 5.38%, 8/15/26(c)	135
90,000	Dignity Health, 3.13%, 11/01/22	93
852,600	Domino’s Pizza Master Issuer LLC 144A, 4.33%, 7/25/48(c)	942
350,000	Driven Brands Funding LLC 144A, 3.79%, 7/20/50(c)	366
418,625	Driven Brands Funding LLC 144A, 4.64%, 4/20/49(c)	450
300,000	DuPont de Nemours Inc., 2.17%, 5/01/23	306
350,000	Enterprise Products Operating LLC, 3.20%, 2/15/52	349
230,000	EQM Midstream Partners LP, 4.75%, 7/15/23	234
310,000	EQT Corp., 3.00%, 10/01/22	309
235,000	Evergy Inc., 2.90%, 9/15/29	261
300,000	Exelon Generation Co. LLC, 3.25%, 6/01/25	332
30,287	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 1.12%, 10/25/29(d)	30
308,460	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 2.32%, 10/25/30(d)	303
199,509	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 9.500%), 9.67%, 5/25/29(d)	198
497,192	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.42%, 1/25/29(d)	532
498,790	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 10.92%, 1/25/29(d)	531

Principal or Shares	Security Description	Value (000)

460,000	Fannie Mae-Aces, 3.70%, 9/25/30(g)	$558
400,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.88%, 4/25/26	444
1,607,388	FN CA6322 30YR, 2.50%, 7/01/50	1,690
1,161,105	FN MA3247 15YR, 3.00%, 1/01/33	1,219
739,044	FN AB9186 30YR, 3.00%, 4/01/43	793
437,778	FN MA3143 30YR, 3.00%, 9/01/47	464
1,410,225	FN BP6345 30YR, 3.00%, 6/01/50	1,494
340,023	FN AS4885 30YR, 3.50%, 5/01/45	364
1,137,273	FN FM1717 30YR, 3.50%, 12/01/45	1,232
577,737	FN MA3238 30YR, 3.50%, 1/01/48	611
486,729	FN CA0133 30YR, 4.00%, 8/01/47	519
1,540,000	FNCL, 2.00%, 15YR TBA(h)	1,600
1,520,000	FNCL, 2.50%, 30YR TBA(h)	1,597
2,200,000	FNCL, 3.00%, 30YR TBA(h)	2,322
400,000	Ford Motor Co., 4.75%, 1/15/43	367
400,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 2.500%), 2.67%, 2/25/50(c)(d)	336
500,000	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 1.550%), 1.73%, 7/25/50(c)(d)	501
600,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 2.47%, 10/25/48(c)(d)	577
266,008	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 1/25/49(c)(d)	261
178,924	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 7/25/49(c)(d)	173
200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 2.700%), 2.87%, 10/25/49(c)(d)	178
114,264	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 4/25/49(c)(d)	110
325,000	FS KKR Capital Corp., 4.75%, 5/15/22	328
350,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25(c)	318
1,105,781	G2 MA4126 30YR, 3.00%, 12/20/46	1,173
720,000	G2, 3.50%, 30YR TBA(h)	757
335,150	G2 MA3663 30YR, 3.50%, 5/20/46	358
478,136	G2 MA5021 30YR, 4.50%, 2/20/48	517
350,000	General Motors Co., 6.25%, 10/02/43	417
500,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	537
18,373	GreenPoint MTA Trust 2005-AR1, (1 mo. LIBOR USD + 0.560%), 0.73%, 6/25/45(d)	16
150,000	HCA Inc., 4.13%, 6/15/29	176
500,000	HCA Inc., 5.38%, 2/01/25	565
350,000	ITC Holdings Corp. 144A, 2.95%, 5/14/30(c)	389
350,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.510%), 2.74%, 10/15/30(d)	383
375,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	502
300,000	Kinder Morgan Inc., 3.25%, 8/01/50	297
250,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(c)	323

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

720,000	Kubota Credit Owner Trust 2020-1 144A, 1.92%, 12/15/22(c)	$726
500,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 12/22/35(c)(d)	491
200,000	Mastercard Inc., 3.85%, 3/26/50	268
550,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 7/15/35(c)(d)	553
250,000	Mondelez International Inc., 2.75%, 4/13/30	278
470,000	Moog Inc. 144A, 4.25%, 12/15/27(c)	481
121,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 3.42%, 10/15/49(c)(d)	113
1,050,000	Multifamily Connecticut Avenue Securities Trust 2020-01 144A, (1 mo. LIBOR USD + 3.750%), 3.92%, 3/25/50(c)(d)	973
65,000	National Fuel Gas Co., 4.90%, 12/01/21	67
290,000	National Fuel Gas Co., 5.50%, 1/15/26	314
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(c)	287
226,797	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57(c)(g)	246
400,000	NextEra Energy Capital Holdings Inc., 2.25%, 6/01/30	432
450,000	NextEra Energy Capital Holdings Inc., 3.55%, 5/01/27	523
420,000	NiSource Inc., 3.60%, 5/01/30	495
380,000	Nissan Auto Receivables 2020-A Owner Trust, 1.45%, 12/15/22	383
375,000	Northern Trust Corp., 1.95%, 5/01/30	398
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	574
250,000	Occidental Petroleum Corp., 2.70%, 8/15/22	242
55,000	ONEOK Partners LP, 6.65%, 10/01/36	64
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(c)	106
300,000	PacifiCorp., 2.70%, 9/15/30	341
400,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28(c)	425
250,000	PayPal Holdings Inc., 2.30%, 6/01/30	271
650,000	Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30	652
400,000	Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 2/01/21	403
298,500	Planet Fitness Master Issuer LLC 144A, 3.86%, 12/05/49(c)	273
700,000	Progress Residential 2019-SFR4 Trust 144A, 2.69%, 10/17/36(c)	729
45,000	PTC Inc. 144A, 4.00%, 2/15/28(c)	47
700,000	Public Service Co. of Colorado, 2.70%, 1/15/51	779
355,000	Range Resources Corp. 144A, 9.25%, 2/01/26(c)	343
200,000	RELX Capital Inc., 3.00%, 5/22/30	222
400,000	Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	465
500,000	SBA Tower Trust 144A, 2.84%, 1/15/25(c)	523
400,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22(c)	408
500,000	SLM Corp., 5.13%, 4/05/22	512
282,240	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.82%, 4/25/43(c)(d)	280
400,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 2/25/47(c)(d)	382

Principal or Shares	Security Description	Value (000)

500,000	Starbucks Corp., 2.55%, 11/15/30	$537
140,000	Target Corp., 2.65%, 9/15/30	158
200,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44(c)	273
450,000	TerraForm Power Operating LLC 144A, 4.25%, 1/31/23(c)	473
640,000	Toledo Hospital, 5.33%, 11/15/28	697
2,585,000	U.S. Treasury Bond, 2.25%, 8/15/46(i)(j)(k)	3,208
100,000	U.S. Treasury Bond, 2.88%, 5/15/49	142
30,000	U.S. Treasury Bond, 4.50%, 5/15/38	48
175,000	Upjohn Inc. 144A, 2.30%, 6/22/27(c)	184
300,000	Ventas Realty LP, 3.00%, 1/15/30	305
325,000	Ventas Realty LP, 3.50%, 2/01/25	347
200,000	VICI Properties LP/VICI Note Co. Inc. 144A, 4.25%, 12/01/26(c)	206
400,000	Volkswagen Group of America Finance LLC 144A, 3.35%, 5/13/25(c)	437
297,000	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48(c)	306
400,000	Wisconsin Power and Light Co., 3.65%, 4/01/50	508

		66,236

Total Bonds (Cost - $158,363)		167,323

Bank Loans(l) (1%)
150,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.750%) 3.75%, 1/20/27 EUR (b)	172
150,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%) 2.63%, 1/31/27 EUR (b)	171
298,500	Grifols SA Term Loan B 1L, (3 mo. EURIBOR + 2.250%) 2.25%, 11/15/27 EUR (b)	348
490,000	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 3-Month + 3.000%) 3.18%, 3/16/25	472
275,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 3.68%, 2/05/27	267
150,000	T-Mobile USA Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%) 3.16%, 4/01/27	151

Total Bank Loans (Cost - $1,553)		1,581

Investment Company (1%)
754,761	Payden Cash Reserves Money Market Fund *	755
146,702	Payden Floating Rate Fund, SI Class *	1,388

Total Investment Company (Cost - $2,223)		2,143

Total Investments (Cost - $162,139) (106%)		171,047
Liabilities in excess of Other Assets (-6%)		(9,958)

Net Assets (100%)		$161,089

*	Affiliated investment
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(e)	Yield to maturity at time of purchase.
(f)	Perpetual security with no stated maturity date.
(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference

6

Payden Global Fixed Income Fund continued

rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Security was purchased on a delayed delivery basis.
(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security is pledged to cover futures contract margin requirements.
(k)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(l)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 1,404	USD 1,591	Barclays Bank PLC	09/23/2020	$65
EUR 2,806	USD 3,178	State Street Bank & Trust Co.	09/22/2020	131
JPY 30,000	USD 280	Citibank, N.A.	08/12/2020	4
NOK 15,198	USD 1,595	Barclays Bank PLC	09/25/2020	76
THB 15,820	USD 504	HSBC Bank USA, N.A.	08/06/2020	3
USD 439	MYR 1,867	Barclays Bank PLC	11/05/2020	—
USD 22,021	JPY 2,329,100	Citibank, N.A.	09/09/2020	8
USD 237	RUB 17,560	HSBC Bank USA, N.A.	08/06/2020	1
USD 8,093	GBP 6,180	HSBC Bank USA, N.A.	09/09/2020	2
USD 2,411	CAD 3,220	HSBC Bank USA, N.A.	10/30/2020	7
USD 251	RUB 18,410	HSBC Bank USA, N.A.	11/05/2020	5
USD 471	EUR 400	State Street Bank & Trust Co.	08/04/2020	—
USD 37,402	EUR 31,716	State Street Bank & Trust Co.	09/09/2020	11
USD 3,324	EUR 2,806	State Street Bank & Trust Co.	09/22/2020	15

				328

Liabilities:
AUD 3,364	USD 2,419	BNP PARIBAS	10/16/2020	(15)
EUR 31,194	USD 36,765	State Street Bank & Trust Co.	08/12/2020	(11)
EUR 400	USD 472	State Street Bank & Trust Co.	09/09/2020	—
GBP 6,096	USD 7,982	HSBC Bank USA, N.A.	08/12/2020	(2)
JPY 2,322,800	USD 21,955	Citibank, N.A.	08/12/2020	(9)
JPY 253,300	USD 2,414	HSBC Bank USA, N.A.	10/30/2020	(18)
MYR 1,752	USD 413	Barclays Bank PLC	08/06/2020	—
RUB 17,560	USD 242	HSBC Bank USA, N.A.	08/06/2020	(5)
USD 406	MYR 1,752	Barclays Bank PLC	08/06/2020	(7)
USD 1,590	AUD 2,296	Barclays Bank PLC	09/23/2020	(51)
USD 1,595	SEK 14,848	Barclays Bank PLC	09/25/2020	(97)
USD 21,906	JPY 2,352,800	Citibank, N.A.	08/12/2020	(323)
USD 661	CHF 613	Citibank, N.A.	10/28/2020	(11)
USD 266	PLN 1,018	Citibank, N.A.	10/28/2020	(6)
USD 486	THB 15,820	HSBC Bank USA, N.A.	08/06/2020	(21)
USD 7,599	GBP 6,096	HSBC Bank USA, N.A.	08/12/2020	(381)
USD 836	MXN 18,830	HSBC Bank USA, N.A.	10/28/2020	(1)
USD 363	SEK 3,211	HSBC Bank USA, N.A.	10/28/2020	(3)
USD 246	SGD 340	HSBC Bank USA, N.A.	10/28/2020	(2)
USD 199	DKK 1,278	HSBC Bank USA, N.A.	10/28/2020	(3)
USD 498	THB 15,630	HSBC Bank USA, N.A.	11/05/2020	(4)
USD 35,174	EUR 31,194	State Street Bank & Trust Co.	08/12/2020	(1,581)
USD 2,776	CAD 3,722	State Street Bank & Trust Co.	10/28/2020	(3)
USD 1,918	AUD 2,685	State Street Bank & Trust Co.	10/28/2020	—

				(2,554)

Net Unrealized Appreciation (Depreciation)				$(2,226)

7	Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Schatz Future	35	Sep-20	$4,625	$3	$3
Long Gilt Future	5	Sep-20	907	6	6
U.S. Long Bond Future	4	Sep-20	729	22	22
U.S. Treasury 10-Year Note Future	6	Sep-20	840	9	9
U.S. Treasury 2-Year Note Future	23	Sep-20	5,083	6	6
U.S. Treasury 5-Year Note Future	21	Sep-20	2,649	16	16

					62

Short Contracts:
Euro Buxl 30-Year Bond Future	2	Sep-20	(530)	(16)	(16)
U.S. 10-Year Ultra Future	54	Sep-20	(8,600)	(151)	(151)
U.S. Ultra Bond Future	5	Sep-20	(1,138)	(8)	(8)

					(175)

Total Futures					$(113)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly, Pay Variable 0.79% (3M KWCDC) Quarterly	10/07/2029	KRW 1,584,200	$23	$—	$23
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly, Pay Variable 2.30% (CNRR007) Quarterly	05/08/2025	CNY 16,000	(79)	—	(79)
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly, Pay Variable 2.30% (CNRR007) Quarterly	07/03/2025	CNY 11,800	(18)	—	(18)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly, Pay Variable 2.35% (CNRR007) Quarterly	02/05/2025	CNY 2,350	—	—	—
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly, Pay Variable 2.30% (CNRR007) Quarterly	01/17/2025	CNY 11,580	27	—	27
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly, Pay Variable 2.40% (CNRR007) Quarterly	12/09/2024	CNY 28,890	76	—	76

			$29	$—	$29

8